UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-05655

DWS Municipal Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 08/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2008 (Unaudited)

DWS Municipal Income Trust

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 138.9%
Alabama 3.6%
Camden, AL, Industrial Development Board Revenue, Series B, AMT, Prerefunded, 6.375%, 12/1/2024	1,000,000	1,121,460
Huntsville, AL, Hospital & Healthcare Revenue, Health Care Authority, Series A, Prerefunded, 5.75%, 6/1/2031	5,500,000	6,018,815
Huntsville, AL, Water & Sewer Revenue, AMT, 5.75%, 10/1/2011 (a)	8,560,000	9,052,201

		16,192,476
Arizona 2.9%
Arizona, Health Facilities Authority Revenue, Banner Health System, Series D, 5.375%, 1/1/2032	3,000,000	2,950,800

Arizona, Hospital & Healthcare Revenue, Health Facilities Authority, Catholic Healthcare West, Series A, 6.625%, 7/1/2020	7,000,000	7,616,210
Arizona, Salt Verde Financial Corp., Gas Revenue, 5.5%, 12/1/2029	2,400,000	2,240,328

		12,807,338
California 11.7%
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp.:
Series A-1, 5.0%, 6/1/2033	3,710,000	2,944,924
Series B, Prerefunded, 5.625%, 6/1/2038	7,080,000	7,839,684
Series 2003-A-1, Prerefunded, 6.75%, 6/1/2039	11,730,000	13,566,683
California, State General Obligation:
Series 2, 5.0%, 9/1/2019	4,385,000	4,610,827
5.0%, 12/1/2020	2,000,000	2,066,460
5.125%, 4/1/2024	4,400,000	4,490,772
5.25%, 12/1/2021	10,215,000	10,630,444
5.25%, 4/1/2030	110,000	111,140
California, State Revenue Lease, Public Works Board, Department of Corrections, Series C, 5.5%, 6/1/2021	2,500,000	2,625,200
Northern California, Tobacco Securitization Authority, Tobacco Settlement Revenue, Series A-1, 5.375%, 6/1/2038	3,000,000	2,405,670
Southern California, Public Power Authority, Natural Gas Project Revenue, Project No. 1, Series A, 5.25%, 11/1/2026	1,155,000	1,146,892

		52,438,696
Colorado 7.5%
Colorado, E-470 Public Highway Authority Revenue, Series A-1, 5.5%, 9/1/2024 (a)	2,500,000	2,514,425
Colorado, Hospital & Healthcare Revenue, Portercare Adventist Health Project, Prerefunded, 6.5%, 11/15/2031	1,000,000	1,131,540
Colorado, Hospital & Healthcare Revenue, Poudre Valley Health Facilities:
Series A, Prerefunded, 5.5%, 12/1/2017 (a)	6,145,000	6,475,478
Series A, Prerefunded, 6.0%, 12/1/2015 (a)	5,705,000	6,047,015
Series A, Prerefunded, 6.0%, 12/1/2016 (a)	2,000,000	2,119,900
Colorado, Public Energy Authority, Natural Gas Purchase Revenue, 6.5%, 11/15/2038	10,000,000	9,653,200
Colorado, Single Family Housing Revenue, Series B2, AMT, 7.25%, 10/1/2031	175,000	188,011
Denver, CO, Airport Revenue, Series A, AMT, 6.0%, 11/15/2014 (a)	5,000,000	5,141,900

		33,271,469
District of Columbia 3.5%
District of Columbia, Series A, ETM, 5.5%, 6/1/2014 (a)	640,000	660,717
District of Columbia, General Obligation:
Series R-11386, 144A, 2.19% **, 6/1/2020 (a)	2,000,000	2,000,000
Series A-2005, 5.25%, 6/1/2027 (a)	8,245,000	8,340,065
District of Columbia, Howard University Revenue, Series A, 5.0%, 10/1/2023 (a)	2,810,000	2,869,853
District of Columbia, State General Obligation, Series A, 5.5%, 6/1/2014 (a)	1,860,000	1,920,208

		15,790,843
Florida 7.6%
Dade County, FL, Special Assessment Revenue:
Series B, Prerefunded, Zero Coupon, 10/1/2022 (a)	7,735,000	3,301,917
Series B, Prerefunded, Zero Coupon, 10/1/2024 (a)	16,955,000	6,374,741
Hillsborough County, FL, Industrial Development Revenue, University Community Hospital Project, Series A, Prerefunded, 5.625%, 8/15/2023	1,000,000	1,044,750
Miami-Dade County, FL, Educational Facilities Authority Revenue, University of Miami, Series A, 5.75%, 4/1/2028	3,000,000	3,106,020
Miami-Dade County, FL, Transportation/Tolls Revenue, Expressway Authority:
6.0%, 7/1/2013 (a)	1,665,000	1,769,395
6.0%, 7/1/2014 (a)	1,000,000	1,062,700
North Brevard County, FL, Hospital District Revenue, Parrish Medical Center Project, 5.75%, 10/1/2043	10,000,000	9,616,700

Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare Systems:
Series B, 5.25%, 12/1/2029 (a)	3,500,000	3,577,455
Prerefunded, 5.75%, 12/1/2032	1,000,000	1,115,100
Palm Beach County, FL, School District Revenue Lease, Series A, Prerefunded, 5.75%, 8/1/2017 (a)	2,850,000	3,060,558

		34,029,336
Georgia 4.4%
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2022	7,340,000	6,972,339
Series A, 5.5%, 9/15/2027	5,000,000	4,458,100
Richmond County, GA, Hospital Authority Revenue, Anticipation Certificates, University Health Services, Inc. Project, 1.85% **, 1/1/2036, SunTrust Bank (b)	8,000,000	8,000,000

		19,430,439
Hawaii 4.5%
Hawaii, Airport System Revenue, Series B, AMT, 6.5%, 7/1/2013 (a)	8,800,000	9,183,768
Hawaii, Electric Revenue, Department of Budget & Finance, Series D, AMT, 6.15%, 1/1/2020 (a)	2,195,000	2,220,594
Hawaii, Port Authority Revenue:
Series A, AMT, 6.0%, 7/1/2011 (a)	2,950,000	3,099,653
Series A, AMT, 6.0%, 7/1/2012 (a)	3,135,000	3,339,151
Hawaii, State General Obligation, Series CT, Prerefunded, 5.75%, 9/1/2014 (a)	2,310,000	2,420,187

		20,263,353
Idaho 0.0%
Idaho, Single Family Housing Revenue, Series C2, AMT, 6.9%, 7/1/2025	10,000	10,009
Illinois 6.7%
Chicago, IL, Airport Revenue, O'Hare International Airport, AMT, 5.5%, 1/1/2014 (a)	10,000,000	10,212,900
Chicago, IL, Core City General Obligation:
Series A, Prerefunded, 6.0%, 1/1/2014 (a)	2,085,000	2,249,152
Series A, Prerefunded, 6.125%, 1/1/2015 (a)	2,000,000	2,161,940
Series A, Prerefunded, 6.125%, 1/1/2016 (a)	2,000,000	2,161,940
Chicago, IL, Other General Obligation, Neighborhoods Alive 21 Project:
Series A, Prerefunded, 6.0%, 1/1/2015 (a)	1,000,000	1,078,730
Series A, Prerefunded, 6.0%, 1/1/2017 (a)	1,000,000	1,078,730
Illinois, Finance Authority Revenue, Northwest Community Hospital, Series A, 5.5%, 7/1/2038 (c)	5,750,000	5,633,965
Illinois, Finance Authority Revenue, Rush University Medical Center, Series B, 5.75%, 11/1/2028 (a)	1,250,000	1,269,125
Illinois, Health Facilities Authority Revenue, Children's Memorial Hospital, Series A, Prerefunded, 5.625%, 8/15/2019 (a)	4,000,000	4,182,520

		30,029,002
Indiana 1.2%
Indiana, Hospital & Healthcare Revenue, Health Facilities Authority, Prerefunded, 5.5%, 11/1/2031	5,000,000	5,509,000
Kansas 0.8%
Overland Park, KS, Industrial Development Revenue, Series A, Prerefunded, 7.375%, 1/1/2032	3,000,000	3,345,300
Kentucky 2.4%
Kentucky, Economic Development Finance Authority, Health System Revenue, Norton Healthcare:
Series A, Prerefunded, 6.5%, 10/1/2020	790,000	865,232
Series A, 6.5%, 10/1/2020	1,210,000	1,249,373
Series A, Prerefunded, 6.625%, 10/1/2028	3,130,000	3,435,989
Series A, 6.625%, 10/1/2028	870,000	907,497

Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2042 (a) (c)	4,000,000	4,068,360

		10,526,451
Maine 0.1%
Maine, Hospital & Healthcare Revenue, Series D, 5.7%, 7/1/2013 (a)	265,000	265,697
Maryland 0.9%
Maryland, Hospital & Healthcare Revenue, University of Maryland Medical System, Prerefunded, 6.75%, 7/1/2030	2,500,000	2,731,400
Maryland, State Health & Higher Educational Facilities Authority Revenue, Washington County Hospital, 5.75%, 1/1/2033	1,500,000	1,472,895

		4,204,295
Massachusetts 1.8%
Massachusetts, Airport Revenue, U.S. Airways, Inc. Project, Series A, AMT, 5.875%, 9/1/2023 (a)	5,000,000	4,909,650
Massachusetts, Port Authority Revenue, Series B, AMT, 5.5%, 7/1/2015 (a)	3,000,000	3,050,580

		7,960,230
Michigan 2.2%
Chippewa County, MI, Hospital & Healthcare Revenue, Chippewa County War Memorial, Series B, 5.625%, 11/1/2014	1,500,000	1,466,145
Michigan, Industrial Development Revenue:
Prerefunded, 5.5%, 6/1/2018 (a)	3,425,000	3,625,465
Prerefunded, 5.75%, 6/1/2016 (a)	4,640,000	4,931,485

		10,023,095
Minnesota 2.5%
Minneapolis & St. Paul, MN, Airport Revenue, Series B, AMT, 6.0%, 1/1/2012 (a)	4,395,000	4,549,880
Minneapolis & St. Paul, MN, Port Authority Revenue, Series B, AMT, 5.625%, 1/1/2015 (a)	2,500,000	2,532,725
Minnesota, State General Obligation, Series R-11576, 144A, 1.96% **, 8/1/2020 (a)	3,865,000	3,865,000

		10,947,605
Missouri 0.1%
Missouri, Hospital & Healthcare Revenue, Lake of the Ozarks General Hospital, 6.5%, 2/15/2021	365,000	365,325
Nevada 2.1%
Henderson, NV, Health Care Facility Revenue, Catholic Healthcare West, Series B, 5.25%, 7/1/2031	10,000,000	9,508,000
New Jersey 9.8%
New Jersey, Economic Development Authority Revenue, Cigarette Tax, 5.75%, 6/15/2034	1,090,000	1,015,640
New Jersey, Hospital & Healthcare Revenue, General Hospital Center at Passaic, ETM, 6.75%, 7/1/2019 (a)	5,000,000	6,044,800
New Jersey, Industrial Development Revenue, American Water Co., Inc. Project, Series A, AMT, 6.875%, 11/1/2034 (a)	10,775,000	10,903,546
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,400,000	1,294,720
New Jersey, Resource Recovery Revenue, Tobacco Settlement Financing Corp., 5.75%, 6/1/2032	1,875,000	2,038,256
New Jersey, State Agency General Obligation Lease, Transportation Trust Fund Authority, Series A, Prerefunded, 5.75%, 6/15/2017	10,000,000	10,645,700
New Jersey, Tobacco Settlement Financing Corp.:
Series 1-A, 5.0%, 6/1/2029	3,325,000	2,582,794
Series 1-A, 5.0%, 6/1/2041	1,000,000	714,820
New Jersey, Transportation/Tolls Revenue, Garden State Parkway Project, Prerefunded, 5.6%, 1/1/2017 (a)	8,000,000	8,464,480

		43,704,756

New York 9.2%
Nassau County, NY, Hospital & Healthcare, Prerefunded, 6.0%, 8/1/2015 (a)	3,390,000	3,565,229
New York, State Agency General Obligation Lease, Higher Education Revenue, Dormitory Authority, City University, Series A, 5.625%, 7/1/2016	1,500,000	1,668,405
New York, State General Obligation, Tobacco Settlement Financing Corp., Series A-1, 5.25%, 6/1/2022 (a)	10,000,000	10,399,600
New York, Tobacco Settlement Financing Corp., Series B-1C, 5.5%, 6/1/2019	5,500,000	5,834,125
New York, Transportation/Tolls Revenue, Prerefunded, 5.75%, 4/1/2014 (a)	2,000,000	2,068,300
New York & New Jersey, Port Authority, Series 3095, 144A, 1.84% **, 12/1/2013	6,000,000	6,000,000
New York City, NY, Municipal Water Finance Authority, Series 3092, 144A, 1.84% **, 6/15/2010	5,000,000	5,000,000
New York City, NY, Sales & Special Tax Revenue, Transitional Finance Authority:
Series B, Prerefunded, 6.125%, 11/15/2014	2,000,000	2,158,620
Series B, Prerefunded, 6.125%, 11/15/2015	3,000,000	3,237,420
Niagara Falls, NY, School District General Obligation, 5.6%, 6/15/2014 (a)	1,180,000	1,345,306

		41,277,005
North Carolina 1.8%
Charlotte, NC, Airport Revenue:
Series B, AMT, 5.75%, 7/1/2013 (a)	2,480,000	2,536,073
Series B, AMT, 5.875%, 7/1/2014 (a)	1,140,000	1,164,943
North Carolina, Electric Revenue, Municipal Power Agency:
Series C, 5.375%, 1/1/2017	1,000,000	1,030,500
Series B, 6.375%, 1/1/2013	3,000,000	3,170,580

		7,902,096
North Dakota 0.8%
Grand Forks, ND, Hospital & Healthcare Revenue, Altru Health Care System, Prerefunded, 7.125%, 8/15/2024	3,400,000	3,740,170
Ohio 2.9%
Buckeye, OH, Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/1/2030	8,820,000	7,664,845
Green Springs, OH, Senior Care Revenue, St. Francis Health Care Center Project, Series A, 7.125%, 5/15/2025 *	6,000,000	5,281,920

		12,946,765
Oregon 1.1%
Oregon, State General Obligation Lease, Department of Administrative Services, Series A, Prerefunded, 6.25%, 5/1/2017 (a)	1,000,000	1,078,070
Oregon, State Revenue Lease, Department of Administrative Services, Series A, Prerefunded, 6.25%, 5/1/2018 (a)	1,000,000	1,078,070
Portland, OR, Special Assessment Revenue, Downtown Waterfront, Series A, 5.75%, 6/15/2019 (a)	2,820,000	2,920,110

		5,076,250
Pennsylvania 0.6%
Pennsylvania, Hospital & Healthcare Revenue, Economic Development Financing Authority, UPMC Health System, Series A, 6.0%, 1/15/2031	2,570,000	2,703,357
Rhode Island 0.8%
Rhode Island, Special Assessment Revenue, Series A, 6.125%, 6/1/2032	4,000,000	3,766,360
South Carolina 3.5%
Greenwood County, SC, Hospital & Healthcare Revenue, South Carolina Memorial Hospital, 5.5%, 10/1/2031	1,500,000	1,492,740
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance:
Series C, Prerefunded, 7.0%, 8/1/2030	5,420,000	6,408,390
Series A, Prerefunded, 7.375%, 12/15/2021	2,000,000	2,259,620
South Carolina, Tobacco Settlement Revenue Management Authority:

Series B, 6.0%, 5/15/2022	1,790,000	1,893,516
Series B, ETM, 6.375%, 5/15/2030	3,085,000	3,491,757

		15,546,023
South Dakota 0.3%
South Dakota, State Health & Educational Facilities Authority Revenue, Sanford Health, 5.0%, 11/1/2027	1,500,000	1,454,910
Tennessee 5.7%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue, 5.0%, 12/15/2021	2,000,000	1,750,180
Jackson, TN, Hospital Revenue, Jackson-Madison Project, 5.625%, 4/1/2038	4,000,000	3,929,040
Memphis-Shelby County, TN, Airport Revenue, Series D, AMT, 6.25%, 3/1/2017 (a)	4,690,000	4,833,514
Shelby County, TN, Health Educational & Housing Facility Board, Hospital Revenue, Methodist Health Care, Prerefunded, 6.5%. 9/1/2026	7,000,000	8,025,850
Tennessee, Energy Acquisition Corp., Gas Revenue, Series A, 5.25%, 9/1/2019	7,000,000	6,866,510

		25,405,094
Texas 23.2%
Austin, TX, Sales & Special Tax Revenue, Hotel Occupancy Tax:
Prerefunded, 6.0%, 11/15/2013 (a)	3,190,000	3,344,779
Prerefunded, 6.0%, 11/15/2015 (a)	3,480,000	3,648,850
Prerefunded, 6.0%, 11/15/2016 (a)	3,625,000	3,800,885
Brazos River, TX, Pollution Control Revenue, Brazos River Authority, Texas Utilities Electric Co. Project, Series C, AMT, 5.75%, 5/1/2036	3,965,000	3,691,137
Harris County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Memorial Hermann Healthcare Systems, Series A, Prerefunded, 6.375%, 6/1/2029	5,500,000	6,109,730
Harris County, TX, Houston Port Authority, Series A, AMT, 6.25%, 10/1/2029	3,000,000	3,222,750
Houston, TX, Airport Revenue, People Mover Project, Series A, AMT, 5.5%, 7/15/2017 (a)	3,300,000	3,304,323
Houston, TX, Port Authority Revenue, Airport Revenue, Series A, AMT, 5.875%, 7/1/2014 (a)	3,960,000	4,145,328
North Texas, Tollway Authority Revenue, First Tier, Series A, 5.625%, 1/1/2033	3,500,000	3,442,740
North Texas, Tollway Authority Revenue, Second Tier, Series F, 5.75%, 1/1/2038	6,500,000	6,293,755
Red River, TX, Education Finance Revenue Lease, St. Mark's School Project, Prerefunded, 6.0%, 8/15/2019	5,390,000	5,695,667
Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Texas Health Resources, Series A, 5.0%, 2/15/2026	4,000,000	3,886,480
Tarrant County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Prerefunded, 6.7%, 11/15/2030	4,500,000	4,964,985
Texas, Dallas/Fort Worth International Airport Revenue, Series A, AMT, 5.875%, 11/1/2016 (a)	6,500,000	6,622,460
Texas, Industrial Development Revenue, Waste Disposal Authority, Series A, AMT, 6.1%, 8/1/2024	2,000,000	1,873,280
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series B, 2.56% ***, 12/15/2026	12,000,000	8,568,000
Series D, 6.25%, 12/15/2026	5,000,000	4,892,900
Texas, State Turnpike Authority, Dallas Northway Revenue, 5.5%, 1/1/2015 (a)	10,865,000	11,105,551
Texas, Veteran Housing Assistance Fund II, Series A, AMT, 1.8% **, 12/1/2038	15,000,000	15,000,000

		103,613,600
Virginia 0.2%
Virginia, Tobacco Settlement Financing Corp., Series B-1, 5.0%, 6/1/2047	1,200,000	854,508
Washington 5.8%
Seattle, WA, Airport Revenue, Series B, AMT, 6.0%, 2/1/2013 (a)	7,355,000	7,789,901
Seattle, WA, Special Assessment Revenue:
Series B, AMT, 5.5%, 9/1/2011 (a)	1,085,000	1,119,579
Series B, AMT, 5.75%, 9/1/2013 (a)	1,045,000	1,096,048
Snohomish County, WA, Electric Revenue, Public Utility District No. 1, Prerefunded, 5.375%, 12/1/2024 (a)	3,000,000	3,156,720
Washington, Hospital & Healthcare Revenue, Group Health Coop of Puget Sound, 5.375%, 12/1/2017 (a)	1,500,000	1,569,555

Washington, State General Obligation, Series A, Prerefunded, 5.5%, 7/1/2016	4,835,000	4,987,496
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028 (a)	5,240,000	4,995,187
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	1,000,000	967,760

		25,682,246
West Virginia 4.6%
West Virginia, Hospital & Healthcare Revenue, Hospital Finance Authority, Charleston Medical Center:
Series A, Prerefunded, 6.75%, 9/1/2022	2,355,000	2,584,236
Prerefunded, 6.75%, 9/1/2030	395,000	433,449
West Virginia, Hospital Finance Authority, Charleston Medical Center:
Prerefunded, 6.75%, 9/1/2022	9,645,000	10,583,844
Prerefunded, 6.75%, 9/1/2030	3,605,000	3,955,911
West Virginia, Water & Sewer Revenue, Water Development Authority, Series B, 5.25%, 11/1/2023 (a)	2,740,000	2,843,517

		20,400,957
Wisconsin 2.1%
Badge, WI, Tobacco Asset Securitization Corp., 6.125%, 6/1/2027	3,670,000	3,653,375
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority, Aurora Health Care, Inc., Series A, 5.6%, 2/15/2029	6,000,000	5,714,400

		9,367,775

Total Municipal Bonds and Notes (Cost $598,048,319)		620,359,831
Municipal Inverse Floating Rate Notes (d) 74.2%
Arizona 2.4%
Phoenix, AZ, Industrial Development Authority, Single Family Mortgage Revenue, AMT, Series 2007-3, 5.625%, 5/1/2039 (e)	11,010,213	10,780,831
Trust: Phoenix, AZ, Puttable Floating Option, Tax Exempt Receipts, RITES-PA-1509, 144A, AMT, 16.187%, 5/1/2039, Leverage Factor at purchase date: 4 to 1
California 10.2%
California, San Francisco Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (e)	10,000,000	10,131,850
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-5, 144A, 14.0%, 4/1/2031, Leverage Factor at purchase date: 4 to 1
California, State General Obligation, 5.0%, 6/1/2023 (a) (e)	10,000,000	10,446,200
Trust: California, State General Obligation, Series 1932, 144A, 11.99%, 6/1/2023, Leverage Factor at purchase date: 4 to 1
Rowland, CA, Unified School District, Series A, 5.0%, 8/1/2031 (a) (e)	17,715,000	18,004,095
Trust: Rowland, CA, Unified School District, Series 2803, 144A, 15.513%, 8/1/2031, Leverage Factor at purchase date: 5 to 1
Sacramento, CA, Municipal Utility District, Electric Revenue, Series U, 5.0%, 8/15/2026 (a) (e)	2,615,144	2,689,823
Sacramento, CA, Municipal Utility District, Electric Revenue, Series U, 5.0%, 8/15/2027 (a) (e)	2,026,590	2,084,463
Sacramento, CA, Municipal Utility District, Electric Revenue, Series U, 5.0%, 8/15/2028 (a) (e)	2,044,931	2,103,326
Trust: Sacramento, CA, Municipal Utility District, Electric Revenue, Series 2815, 144A, 15.513%, 8/15/2026, Leverage Factor at purchase date: 5 to 1

		45,459,757
Florida 14.7%
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2023 (a) (e)	3,740,000	3,821,738
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2024 (a) (e)	3,915,000	4,000,563
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2025 (a) (e)	4,122,500	4,212,597
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2026 (a) (e)	4,317,500	4,411,859
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2032 (a) (e)	16,470,000	16,829,953
Trust: Miami-Dade County, FL, Series 2008-1160, 144A, 13.395%, 7/1/2023, Leverage Factor at purchase date: 4 to 1

Miami-Dade County, FL, Aviation Revenue, Miami International Airport, Series A, AMT, 5.25%, 10/1/2033 (a) (e)	34,000,000	32,361,200
Trust: Miami-Dade County, FL, Series 2008-1144, 144A, AMT, 13.86%, 10/1/2033, Leverage Factor at purchase date: 4 to 1

		65,637,910
Illinois 1.5%
Aurora, IL, Single Family Mortgage Revenue, Series C, AMT, 5.5%, 6/1/2045 (e)	6,820,000	6,828,764
Trust: Aurora, IL, Puttable Floating Option, Tax Exempt Receipts, RITES-PA-1499, 144A, AMT, 15.64%, 6/1/2045, Leverage Factor at purchase date: 4 to 1
Massachusetts 5.3%
Massachusetts, State Water Pollution Abatement Trust, Series 13, 5.0%, 8/1/2032 (e)	18,250,000	18,648,288
Massachusetts, State Water Pollution Abatement Trust, Series 13, 5.0%, 8/1/2037 (e)	5,000,000	5,109,120
Trust: Massachusetts, State Water Pollution Abatement Trust, Series 2823, 144A, 16.44%, 8/1/2032, Leverage Factor at purchase date: 5 to 1

		23,757,408
Nevada 6.6%
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/1/2028 (e)	9,421,628	9,625,086
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/1/2029 (e)	9,892,710	10,106,341
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/1/2030 (e)	9,601,660	9,809,005
Trust: Clark County, NV, General Obligation, Series 2841, 144A, 16.396%, 6/1/2028, Leverage Factor at purchase date: 5 to 1

		29,540,432
New York 17.8%
New York City, NY, Transitional Finance Authority Revenue, Series C-1, 5.0%, 11/1/2027 (e)	17,560,000	18,239,572
Trust: New York City, NY, Series 2008-1190, 144A, 13.49%, 11/1/2027, Leverage Factor at purchase date: 4 to 1
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2026 (e)	13,500,000	14,104,125
Trust: New York, State Dormitory Authority Revenue, Series 2008-1189, 144A, 13.49%, 3/15/2026, Leverage Factor at purchase date: 4 to 1
New York, Triborough Bridge & Tunnel Authority Revenues, Series C, 5.0%, 11/15/2033 (e)	12,000,000	12,229,980
Trust: New York, Triborough Bridge & Tunnel Authority Revenues, Series 2008-1188, 144A, 13.49%, 11/15/2033, Leverage Factor at purchase date: 4 to 1
New York, State Dormitory Authority, State Personal Income Tax Revenues, Series A, 5.0%, 3/15/2026 (e)	10,000,000	10,408,850
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series 2568, 144A, 13.61%, 3/15/2026, Leverage Factor at purchase date: 4 to 1
New York, State Dormitory Authority, State Personal Income Tax Revenues, Series A, 5.0%, 3/15/2024 (e)	10,000,000	10,481,350
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series 1955-3, 144A, 13.94%, 3/15/2024, Leverage Factor at purchase date: 4 to 1
New York, State Dormitory Authority Revenues, State Supported Debt, University Dormitory Facilities, 5.0%, 7/1/2025 (e)	5,425,000	5,624,758
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series 1971-1, 144A, 13.998%, 7/1/2025, Leverage Factor at purchase date: 4 to 1

New York, State Dormitory Authority Revenues, State Supported Debt, University Dormitory Facilities, 5.0%, 7/1/2027 (e)	8,080,000	8,306,200
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series 1971-2, 144A, 14.0%, 7/1/2027, Leverage Factor at purchase date: 4 to 1

		79,394,835
Pennsylvania 2.3%
Pennsylvania, State General Obligation, Second Series, 5.0%, 1/1/2025 (e)	10,000,000	10,416,850

Trust: Pennsylvania, State General Obligation, Series 2008-1146, 144A, 13.4%, 1/1/2025, Leverage Factor at purchase date: 4 to 1
Tennessee 7.4%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2027 (e)	10,756,695	11,212,650
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-3, 144A, 13.546%, 1/1/2027, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2026 (e)	10,200,000	10,679,910
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-2, 144A, 13.55%, 1/1/2026, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2028 (e)	10,564,925	10,971,485
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-4, 144A, 13.555%, 1/1/2028, Leverage Factor at purchase date: 4 to 1

32,864,045
Texas 2.3%
Texas, State General Obligation, Transportation Commission Mobility Fund, 5.0%, 4/1/2025 (e)	10,000,000	10,433,100
Trust: Texas, Series 2008-1147, 144A, 13.4%, 4/1/2025, Leverage Factor at purchase date: 4 to 1
Virginia 3.7%
Virginia, State Resource Authority, Clean Water Revenue, 5.0%, 10/1/2027 (e)	9,039,684	9,446,742
Virginia, State Resource Authority, Clean Water Revenue, 5.0%, 10/1/2028 (e)	6,770,509	7,075,386
Trust: Virginia, State Resource Authority, Clean Water Revenue, Series 2917, 144A, 15.987%, 10/1/2027, Leverage Factor at purchase date: 5 to 1

16,522,128

Total Municipal Inverse Floating Rate Notes (Cost $332,755,686)	331,636,060
% of Net Assets	Value ($)

Total Investment Portfolio (Cost $930,804,005) †	213.1	951,995,891
Other Assets and Liabilities, Net	(53.8)	(240,263,994)
Preferred Shares, at Redemption Value	(59.3)	(265,000,000)

Net Assets Applicable to Common Shareholders	100.0	446,731,897

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:

Securities	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Green Springs, OH, Senior Care Revenue, St. Francis Health Care Center Project, Series A	7.125%	5/15/2025	6,000,000	5,917,429	5,281,920
**

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of August 31, 2008.

***

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of August 31, 2008.

†

The cost for federal income tax purposes was $930,084,340. At August 31, 2008, net unrealized appreciation for all securities based on tax cost was $21,911,551. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $32,951,726 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,040,175.

(a)	Bond is insured by one of these companies:
Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group	8.2
Assured Guaranty Corp.	3.8

Financial Guaranty Insurance Company	7.2
Financial Security Assurance, Inc.	13.6
MBIA Corp.	4.4
Radian Asset Assurance, Inc.	0.5
(b)	Security incorporates a letter of credit from the bank listed.
(c)	When-issued security.
(d)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(e)	Security forms part of the below tender option bond trust. The principal amount and value shown take into account the leverage factor.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

RITES: Residual Interest Tax Exempt Security

Fair Value Measurements

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ -
Level 2	951,995,891
Level 3	-
Total	$ 951,995,891

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Fund’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Municipal Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Municipal Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 22, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        October 22, 2008